Related Party Transactions (Details) - EBP 200 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	$ 639,824,225	$ 540,439,280
EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	219,888,974	188,482,362
EBP, Custodian | EBP, Allocated
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	5,868,581
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	168,418,807	$ 128,695,603
Plan purchases	4,767,200
Sales	18,155,350
Dividends	4,396,071
Realized (Loss)/Gain	7,888,384
Change in Unrealized (Loss)/Gain	$ 45,222,971